PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The following table summarizes the Notes activity during the years ended December 31, 2024 and 2023:

As of
December 31,2024
Convertible promissory notes, balance at December 31, 2022	1,569,770
Issuances	-
Conversions	-
Debt discount	-
Amortization of debt discount	435,497
Convertible promissory notes, balance at December 31, 2023	2,005,267
Issuances	-
Conversions	-
Debt discount (reversal)	-
Amortization of debt discount	9,350
Convertible promissory notes, balance at December 31, 2024	2,014,617